PROPERTY AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2021
PROPERTY AND EQUIPMENT, NET

6.PROPERTY AND EQUIPMENT, NET

As of December 31, 2021 and 2020, property and equipment, net consisted of the following:

	2021	2020
Brick machines	$2,515,461	$2,534,700
Right-of-Use assets – vehicles	175,416	135,620
Furniture and equipment	176,167	84,514
Leasehold improvements	178,491	138,630
Demonstration & test equipment	11,217,876	—
Total property and equipment	14,263,411	2,893,464
Less: accumulated depreciation	(2,395,571)	(67,705)
Property and equipment, net	$11,867,840	$2,825,759

In June 2021, the Company decided to suspend further development of EV1 CDU prototype to focus on the next generation model EVx in Switzerland. The Company plans to fulfill its contractual obligation for the existing sales order with the next generation EVx model. The EV1 CDU prototype will continue to be used for the purpose of demonstration and testing. Accordingly, the identified components from the prototype amounting to $10.5 million had been reclassified from inventory to property and equipment, under demonstration & test equipment, in the consolidated financial statement for the year ended December 31, 2021 and will be depreciated to salvage value over a useful life of twenty-seven months beginning from April 1, 2021. As of December 31, 2021, the demonstration & test equipment also included the increase in asset retirement costs of $749,682 (Note 8).

Further, a component pertaining to the EV1 CDU prototype amounting to $414,229 was damaged and therefore written down to $0 in the consolidated financial statement for the year ended December 31, 2021. This write off has been partially off-set by an insurance claim amounting to $501,156 received by the Company and recorded as part of ‘inventory write-down’ in the consolidated financial statements.

The Company reviews the estimated useful lives and salvage values of its fixed assets on an ongoing basis, based upon, among other things, its experience with similar industries, conditions in the used equipment market, and prevailing industry practice. A review during the fourth quarter of 2021 indicated that the estimated salvage value of the demonstration & test equipment was lower than the original estimated salvage value. As a result, effective October 1, 2021, the Company lowered the salvage value of its demonstration & test equipment from $6.8 million as of April 1st, 2021 to $1.8 million to better reflect the current estimates of the value of such equipment upon its retirement. The result of this change in estimate resulted in an increase in depreciation expense of $706,570 in the last quarter of the year ended December 31, 2021.

For the years ended December 31, 2021 and 2020, depreciation and amortization related to property and equipment was $2.3 million and $54,648 respectively. No other impairments of long-lived assets were recorded for the years ended December 31, 2021 and 2020.